ECONOMIC DEPENDENCE (Schedule of sales to individual customers exceeding 10% revenues) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Revenues	$ 5,413,594	$ 1,556,742	$ 200,498
Customer A
Disclosure of major customers [line items]
Revenues	3,069,670
Customer B
Disclosure of major customers [line items]
Revenues	$ 736,959